Lease Obligations - Schedule of the Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Total undiscounted lease obligations	$ 903	$ 1,516
Within 1 Year [Member]
Statement Line Items [Line Items]
Total undiscounted lease obligations	448	577
Between 1 and 5 Years [Member]
Statement Line Items [Line Items]
Total undiscounted lease obligations	$ 455	$ 940